Fundamental All Cap Core Fund Investment Strategy - Class A C I R2 R4 R6 [Member] - Fundamental All Cap Core Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents. The manager seeks to identify companies that are highly differentiated and demonstrate key growth drivers, sustainable cash flow production, high returns on capital, sustainable competitive advantages, high barriers to entry, strong management, and a focus on creating value for fund shareholders. The manager looks for both growth and value opportunities, using the present value of estimated future cash flows to measure intrinsic value. The fund may focus its investments in a particular sector or sectors of the economy. The manager’s fundamental research process produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. The manager seeks to purchase company shares that are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long-term fundamental analysis. The manager may sell a holding if the holding reaches its target valuation, the manager perceives deterioration in the business’s underlying fundamentals, or a more attractive opportunity is identified. The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts. Investments in exchange-traded funds (ETFs) and derivative instruments may be used to reduce risk and/or obtain efficient investment exposure, and may include options, futures contracts, and swaps (including interest-rate swaps). The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.